Consolidated Balance Sheets (USD $)	Dec. 28, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 1,193,365	$ 2,877,210
Receivables	223,105	72,292
Inventory	945,040	2,904,652
Prepaid expenses and deposits	290,872	106,785
Total Current Assets	2,652,382	5,960,939
Deferred Debt Issuance Costs	1,442,023	1,024,294
Property and Equipment, net	17,240,012	13,248,688
Intangible Assets, net	155,545	94,619
Total Assets	21,489,962	20,328,540
Current
Accounts payable	2,377,901	1,406,418
Accrued liabilities	2,342,153	1,480,624
Unearned revenue	247,655	0
Notes payable	476,614	0
Current portion of loans	634,486	0
Derivative liabilities	0	488,035
Total Current Liabilities	6,078,809	3,375,077
Deferred Income Tax Liability	199,131	0
Loans Payable	551,190	0
Long Term Debt	16,674,686	10,051,262
Total Liabilities	23,503,816	13,426,339
STOCKHOLDERS' EQUITY (DEFICIT)
Capital Stock Authorized: 100,000,000 common shares without par value Issued and outstanding : 47,806,031 common shares (December 31, 2012 - 44,239,198)	34,889,370	32,616,795
Subscription Receivable	0	(64,050)
Additional Paid-in Capital	9,934,322	7,061,406
Accumulated Other Comprehensive Income (Loss)	585,301	(459,036)
Deficit	(11,485,251)	(11,485,251)
Deficit accumulated in the development stage	(35,937,596)	(20,767,663)
Total Stockholders Equity	(2,013,854)	6,902,201
Total Liabilities and Stockholders Equity	$ 21,489,962	$ 20,328,540